Financial risk and capital management - Captial Management (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Capital management
Net interest-bearing debt adjusted, including lease liabilities (ND1)	$ 3,236	$ 20,121
Net interest-bearing debt adjusted (ND2)	(326)	15,716
Capital employed adjusted, including lease liabilities (CE1)	42,259	54,012
Capital employed adjusted (CE2)	$ 38,697	$ 49,608
Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	7.70%	37.30%
Net debt to capital employed adjusted (ND)/(CE)	(0.80%)	31.70%